Income taxes - Schedule of movement of deferred tax valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Balance at beginning of the year	¥ 1,064,015,562	¥ 1,092,224,566	¥ 706,478,606
Increase	82,998,721	53,777,072	433,166,584
Decrease	(35,430,748)	(81,986,076)	(47,420,624)
Balance at end of the year	¥ 1,111,583,535	¥ 1,064,015,562	¥ 1,092,224,566